Other Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 26,500,000	$ 37,100,000	$ 31,300,000
Impairment charges	$ 0